Shareholder Fees - VIPStockSelectorAllCapPortfolio-InvestorPRO	Apr. 29, 2023 USD ($)
VIPStockSelectorAllCapPortfolio-InvestorPRO | VIP Stock Selector All Cap Portfolio
Shareholder Fees:
(fees paid directly from your investment)